Consolidated Statement of Financial Position - CAD ($) $ in Millions		Oct. 31, 2020	Oct. 31, 2019
Assets
Cash and deposits with financial institutions		$ 76,460	$ 46,720
Precious metals		1,181	3,709
Trading assets
Securities		108,331	112,664
Loans		8,352	13,829
Other		1,156	995
Total trading assets		117,839	127,488
Securities purchased under resale agreements and securities borrowed		119,747	131,178
Derivative financial instruments		45,065	38,119
Investment securities		111,389	82,359
Loans
Residential mortgages		284,684	268,169
Personal loans		93,758	98,631
Credit cards		14,797	17,788
Business and government		217,663	212,972
Loans and receivables gross		610,902	597,560
Allowance for credit losses		7,639	5,077
Loans and receivables		603,263	592,483
Other
Customers' liability under acceptances, net of allowance		14,228	13,896
Property and equipment	[1]	5,897	2,669
Investments in associates		2,475	5,614
Goodwill and other intangible assets		17,015	17,465
Deferred tax assets		2,185	1,570
Other assets		19,722	22,891
Other Assets		61,522	64,105
Total assets		1,136,466	1,086,161
Deposits
Personal		246,135	224,800
Business and government		464,619	461,851
Financial institutions		40,084	46,739
Deposits		750,838	733,390
Financial instruments designated at fair value through profit or loss		18,899	12,235
Other
Acceptances		14,305	13,901
Obligations related to securities sold short		31,902	30,404
Derivative financial instruments		42,247	40,222
Obligations related to securities sold under repurchase agreements and securities lent		137,763	124,083
Subordinated debentures		7,405	7,252
Other liabilities	[1]	62,604	54,482
Other Liabilities		296,226	270,344
Total liabilities		1,065,963	1,015,969
Equity
Retained earnings		46,345	44,439
Accumulated other comprehensive income (loss)		(2,125)	570
Other reserves		360	365
Total common equity		62,819	63,638
Total equity attributable to equity holders of the Bank		68,127	67,522
Non-controlling interests in subsidiaries		2,376	2,670
Total equity		70,503	70,192
Total liabilities and equity		1,136,466	1,086,161
Common shares [member]
Equity
Common shares		18,239	18,264
Total equity		18,239	18,264
Preference shares [member]
Equity
Preferred shares and other equity instruments		$ 5,308	$ 3,884

[1]	The amounts for the year ended October 31, 2020 have been prepared in accordance with IFRS 16; prior year amounts have not been restated (refer to Notes 3 and 4).